UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

811-21836
(Investment Company Act file number)

Index Funds
(Exact name of registrant as specified in charter)

1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Address of principal executive offices) (Zip code)

(800) 788-5680
(Registrant's telephone number)

Michael G. Willis
1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: April 1, 2015 – September 30, 2015

Item 1. Reports to Stockholders.

INDEX

FUNDS

SEPTEMBER 30, 2015

SEMI-ANNUAL

NO LOAD SHARES (TICKER SYMBOL: INDEX)

INDEX FUNDS S&P 500 EQUAL WEIGHT

TABLE OF CONTENTS

Manager Commentary	1
Disclosure of Fund Expenses	3
Schedule of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Additional Information	18
Approval of Advisory Agreement	19

Index Funds S&P 500 Equal Weight	Manager Commentary

September 30, 2015 (Unaudited)

Growth of $10,000 Initial Investment (for the period ended September 30, 2015)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (for the period ended September 30,2015)

	1 Month	Quarter	Since Inception*
Index Funds S&P 500 Equal Weight - NAV	-3.00%	-7.17%	-8.32%
S&P 500 Total Return Index	-2.47%	-6.44%	-7.07%
S&P 500 Equal Weight Net Total Return	-3.28%	-7.68%	-9.15%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 464-6339 or by visiting www.Index.World.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund (as reported in the April 17, 2015 Prospectus) are 0.96% and 0.30%, respectively. The Fund's investment adviser has contractually agreed to limit expenses through July 31, 2016.

*	The Fund is new and has a limited operating history. The Fund's inception date is April 30, 2015.

Semi-Annual Report | September 30, 2015	1

Index Funds S&P 500 Equal Weight	Manager Commentary

September 30, 2015 (Unaudited)

Sector Allocation (as a % of Net Assets)*

*	Holdings are subject to change. Tables present indicative values only. For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications for reporting ease. Industries are shown as a percentage of net assets.

2	www.Index.World

Index Funds S&P 500 Equal Weight	Disclosure of Fund Expenses

September 30, 2015 (Unaudited)

As a shareholder of the Index Funds S&P 500 Equal Weight (the "Fund"), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2015 and held until September 30, 2015.
Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expense Paid
	Account Value	Account Value	Expense	During Period
Index Funds S&P 500 Equal Weight	05/01/15	09/30/15	Ratio(a)	05/01/15 - 9/30/15(b)
Actual	$1,000.00	$916.80	0.30%	$1.20
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	0.30%	$1.27

(a)	The Fund's expense ratios have been based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (153), divided by 366. Note the actual expenses paid during the period are based on the Portfolio's inception date of May 1, 2015.

Semi-Annual Report | September 30, 2015	3

Index Funds S&P 500 Equal Weight	Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS: 99.98%
Basic Materials: 4.01%
Air Products & Chemicals, Inc.	45	$5,741
Airgas, Inc.	64	5,717
Alcoa, Inc.	630	6,086
CF Industries Holdings, Inc.	109	4,894
Dow Chemical Co.	139	5,894
Eastman Chemical Co.	87	5,631
Ecolab, Inc.	55	6,035
EI du Pont de Nemours & Co.	125	6,025
FMC Corp.	146	4,951
Freeport-McMoRan, Inc.	533	5,165
International Flavors & Fragrances, Inc.	57	5,886
International Paper Co.	146	5,517
LyondellBasell Industries NV, Class A	73	6,085
Monsanto Co.	66	5,632
Mosaic Co.	155	4,822
Newmont Mining Corp.	374	6,010
Nucor Corp.	144	5,407
PPG Industries, Inc.	63	5,524
Praxair, Inc.	58	5,908
Sherwin-Williams Co.	24	5,347
Sigma-Aldrich Corp.	44	6,112
		118,389

Communications: 7.06%
Amazon.com, Inc.(a)	11	5,631
AT&T, Inc.	186	6,060
Cablevision Systems Corp., Class A	219	7,111
CBS Corp., Class B Non-Voting	138	5,506
CenturyLink, Inc.	231	5,803
Cisco Systems, Inc.	234	6,142
Comcast Corp., Class A	108	6,143
Discovery Communications, Inc., Class A(a)	85	2,213
Discovery Communications, Inc., Class C(a)	149	3,619
eBay, Inc.(a)	231	5,646
Expedia, Inc.	52	6,119
F5 Networks, Inc.(a)	51	5,906
Facebook, Inc., Class A(a)	66	5,933
Frontier Communications Corp.	1,142	5,424
Google, Inc., Class A(a)	5	3,192
Google, Inc., Class C(a)	5	3,042
Interpublic Group of Cos., Inc.	309	5,911
Juniper Networks, Inc.	241	6,196
Level 3 Communications, Inc.(a)	135	5,898
Motorola Solutions, Inc.	91	6,223
Netflix, Inc.(a)	62	6,402
News Corp., Class A	466	5,881
Nielsen Holdings PLC	132	5,870
Omnicom Group, Inc.	90	5,931
Priceline Group, Inc.(a)	5	6,184

	Shares	Value
Communications (continued)
Scripps Networks Interactive, Inc., Class A	114	$5,608
Symantec Corp.	304	5,919
TEGNA, Inc.	262	5,866
Time Warner Cable, Inc.	32	5,740
Time Warner, Inc.	87	5,981
TripAdvisor, Inc.(a)	91	5,735
Twenty-First Century Fox, Inc., Class A	230	6,205
VeriSign, Inc.(a)	88	6,209
Verizon Communications, Inc.	133	5,787
Viacom, Inc., Class B	137	5,912
Walt Disney Co.	58	5,928
Yahoo! Inc.(a)	193	5,580
		208,456

Consumer, Cyclical: 14.67%
Advance Auto Parts, Inc.	35	6,634
American Airlines Group, Inc.	144	5,591
AutoNation, Inc.(a)	104	6,051
AutoZone, Inc.(a)	8	5,791
Bed Bath & Beyond, Inc.(a)	99	5,645
Best Buy Co., Inc.	160	5,939
BorgWarner, Inc.	141	5,864
CarMax, Inc.(a)	101	5,991
Carnival Corp.	118	5,865
Chipotle Mexican Grill, Inc.(a)	8	5,762
Coach, Inc.	206	5,960
Costco Wholesale Corp.	43	6,216
CVS Health Corp.	60	5,789
Darden Restaurants, Inc.	87	5,963
Delphi Automotive PLC	80	6,083
Delta Air Lines, Inc.	130	5,833
Dollar General Corp.	86	6,230
Dollar Tree, Inc.(a)	91	6,066
DR Horton, Inc.	194	5,696
Fastenal Co.	157	5,748
Ford Motor Co.	443	6,011
Fossil Group, Inc.(a)	103	5,756
GameStop Corp., Class A	142	5,852
Gap, Inc.	188	5,358
General Motors Co.	202	6,064
Genuine Parts Co.	73	6,051
Goodyear Tire & Rubber Co.	205	6,013
Hanesbrands, Inc.	203	5,875
Harley-Davidson, Inc.	111	6,094
Harman International Industries, Inc.	62	5,951
Hasbro, Inc.	79	5,699
Home Depot, Inc.	53	6,121
Johnson Controls, Inc.	151	6,245
Kohl's Corp.	120	5,557
L Brands, Inc.	66	5,949
Leggett & Platt, Inc.	138	5,692
Lennar Corp., Class A	116	5,583

See Notes to Financial Statements.

4	www.Index.World

Index Funds S&P 500 Equal Weight	Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
Consumer, Cyclical (continued)
Lowe's Cos., Inc.	89	$6,134
Macy's, Inc.	104	5,337
Marriott International, Inc., Class A	83	5,661
Mattel, Inc.	269	5,665
McDonald's Corp.	62	6,109
Michael Kors Holdings, Ltd.(a)	138	5,829
Mohawk Industries, Inc.(a)	29	5,272
Newell Rubbermaid, Inc.	143	5,679
NIKE, Inc., Class B	54	6,640
Nordstrom, Inc.	83	5,952
O'Reilly Automotive, Inc.(a)	25	6,250
PACCAR, Inc.	106	5,530
PulteGroup, Inc.	290	5,472
PVH Corp.	53	5,403
Ralph Lauren Corp.	55	6,499
Ross Stores, Inc.	121	5,865
Royal Caribbean Cruises, Ltd.	65	5,791
Signet Jewelers, Ltd.	44	5,990
Southwest Airlines Co.	158	6,010
Staples, Inc.	438	5,138
Starbucks Corp.	108	6,139
Starwood Hotels & Resorts Worldwide, Inc.	82	5,451
Target Corp.	78	6,135
Tiffany & Co.	76	5,869
TJX Cos., Inc.	85	6,071
Tractor Supply Co.	69	5,818
Under Armour, Inc., Class A(a)	63	6,097
United Continental Holdings, Inc.(a)	107	5,676
Urban Outfitters, Inc.(a)	201	5,905
VF Corp.	86	5,866
Walgreens Boots Alliance, Inc.	67	5,568
Wal-Mart Stores, Inc.	94	6,095
Whirlpool Corp.	37	5,449
WW Grainger, Inc.	27	5,805
Wyndham Worldwide Corp.	77	5,536
Wynn Resorts, Ltd.	90	4,781
Yum! Brands, Inc.	75	5,996
		433,071

Consumer, Non-cyclical: 19.58%
Abbott Laboratories	140	5,631
AbbVie, Inc.	102	5,550
ADT Corp.	192	5,741
Aetna, Inc.	52	5,689
Alexion Pharmaceuticals, Inc.(a)	35	5,474
Allergan PLC(a)	21	5,708
Altria Group, Inc.	116	6,310
AmerisourceBergen Corp.	58	5,509
Amgen, Inc.	40	5,533
Anthem, Inc.	41	5,740
Archer-Daniels-Midland Co.	142	5,886
Automatic Data Processing, Inc.	78	6,268

	Shares	Value
Consumer, Non-cyclical (continued)
Avery Dennison Corp.	104	$5,883
Baxalta, Inc.	170	5,357
Baxter International, Inc.	169	5,552
Becton Dickinson and Co.	45	5,970
Biogen, Inc.(a)	19	5,544
Boston Scientific Corp.(a)	360	5,908
Bristol-Myers Squibb Co.	103	6,098
Brown-Forman Corp., Class B	63	6,105
Campbell Soup Co.	123	6,234
Cardinal Health, Inc.	71	5,454
Celgene Corp.(a)	49	5,300
Cigna Corp.	44	5,941
Cintas Corp.	71	6,088
Clorox Co.	55	6,354
Coca-Cola Co.	159	6,379
Coca-Cola Enterprises, Inc.	124	5,995
Colgate-Palmolive Co.	98	6,219
ConAgra Foods, Inc.	146	5,914
Constellation Brands, Inc., Class A	48	6,010
CR Bard, Inc.	32	5,962
Danaher Corp.	70	5,965
DaVita HealthCare Partners, Inc.(a)	81	5,859
DENTSPLY International, Inc.	116	5,866
Dr. Pepper Snapple Group, Inc.	79	6,245
Edwards Lifesciences Corp.(a)	44	6,255
Eli Lilly & Co.	74	6,193
Endo International PLC(a)	81	5,612
Equifax, Inc.	62	6,025
Estee Lauder Cos., Inc., Class A	80	6,454
Express Scripts Holding Co.(a)	72	5,829
General Mills, Inc.	108	6,062
Gilead Sciences, Inc.	55	5,400
H&R Block, Inc.	168	6,082
HCA Holdings, Inc.(a)	72	5,570
Henry Schein, Inc.(a)	45	5,972
Hershey Co.	67	6,156
Hormel Foods Corp.	98	6,204
Humana, Inc.	32	5,728
Intuitive Surgical, Inc.(a)	12	5,515
JM Smucker Co.	52	5,933
Johnson & Johnson	65	6,068
Kellogg Co.	91	6,056
Keurig Green Mountain, Inc.	100	5,214
Kimberly-Clark Corp.	58	6,324
Kraft Heinz Co.	82	5,788
Kroger Co.	163	5,879
Laboratory Corp. of America Holdings(a)	51	5,532
Mallinckrodt PLC(a)	74	4,732
MasterCard, Inc., Class A	67	6,038
McCormick & Co., Inc., Non-Voting Shares	75	6,163
McGraw Hill Financial, Inc.	64	5,536
McKesson Corp.	31	5,736

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2015	5

Index Funds S&P 500 Equal Weight	Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
Consumer, Non-cyclical (continued)
Mead Johnson Nutrition Co.	80	$5,632
Medtronic PLC	87	5,824
Merck & Co., Inc.	117	5,779
Molson Coors Brewing Co., Class B	88	7,306
Mondelez International, Inc., Class A	142	5,946
Monster Beverage Corp.(a)	46	6,216
Moody's Corp.	60	5,892
Mylan NV(a)	125	5,033
Patterson Cos., Inc.	133	5,752
PayPal Holdings, Inc.(a)	181	5,618
PepsiCo, Inc.	66	6,224
Perrigo Co. PLC	34	5,347
Pfizer, Inc.	184	5,779
Philip Morris International, Inc.	76	6,029
Procter & Gamble Co.	89	6,403
Quanta Services, Inc.(a)	249	6,028
Quest Diagnostics, Inc.	93	5,717
Regeneron Pharmaceuticals, Inc.(a)	11	5,117
Reynolds American, Inc.	144	6,375
Robert Half International, Inc.	118	6,037
St. Jude Medical, Inc.	87	5,489
Stryker Corp.	61	5,740
Sysco Corp.	152	5,923
Tenet Healthcare Corp.(a)	130	4,800
Total System Services, Inc.	130	5,906
Tyson Foods, Inc., Class A	140	6,034
United Rentals, Inc. (a)	88	5,284
UnitedHealth Group, Inc.	51	5,917
Universal Health Services, Inc., Class B	46	5,741
Varian Medical Systems, Inc.(a)	77	5,681
Vertex Pharmaceuticals, Inc.(a)	45	4,686
Western Union Co.	332	6,096
Whole Foods Market, Inc.	188	5,950
Zimmer Biomet Holdings, Inc.	61	5,730
Zoetis, Inc.	135	5,559
		577,887

Energy: 7.92%
Anadarko Petroleum Corp.	93	5,616
Apache Corp.	151	5,913
Baker Hughes, Inc.	114	5,933
Cabot Oil & Gas Corp.	263	5,749
Cameron International Corp.(a)	94	5,764
Chesapeake Energy Corp.	803	5,886
Chevron Corp.	80	6,310
Cimarex Energy Co.	57	5,841
Columbia Pipeline Group, Inc.	259	4,737
ConocoPhillips	128	6,139
CONSOL Energy, Inc.	485	4,753
Devon Energy Corp.	156	5,786
Diamond Offshore Drilling, Inc.	276	4,775
Ensco PLC, Class A	393	5,534
EOG Resources, Inc.	79	5,751

	Shares	Value
Energy (continued)
EQT Corp.	84	$5,441
Exxon Mobil Corp.	84	6,245
First Solar, Inc.(a)	125	5,344
FMC Technologies, Inc.(a)	187	5,797
Halliburton Co.	163	5,762
Helmerich & Payne, Inc.	123	5,813
Hess Corp.	116	5,807
Kinder Morgan, Inc.	202	5,591
Marathon Oil Corp.	403	6,206
Marathon Petroleum Corp.	127	5,884
Murphy Oil Corp.	227	5,493
National Oilwell Varco, Inc.	157	5,911
Newfield Exploration Co.(a)	178	5,856
Noble Energy, Inc.	195	5,885
Occidental Petroleum Corp.	91	6,020
ONEOK, Inc.	173	5,571
Phillips 66	75	5,763
Pioneer Natural Resources Co.	51	6,204
Range Resources Corp.	167	5,364
Schlumberger, Ltd.	82	5,656
Southwestern Energy Co.(a)	394	5,000
Spectra Energy Corp.	223	5,858
Tesoro Corp.	64	6,223
Transocean, Ltd.	427	5,517
Valero Energy Corp.	97	5,830
Williams Cos., Inc.	141	5,196
		233,724

Financials: 17.99%
ACE, Ltd.	60	6,204
Affiliated Managers Group, Inc.(a)	35	5,985
Aflac, Inc.	105	6,104
Alliance Data Systems Corp.(a)	24	6,216
Allstate Corp.	105	6,115
American Express Co.	80	5,930
American International Group, Inc.	104	5,909
American Tower Corp., REIT	68	5,983
Ameriprise Financial, Inc.	55	6,002
Aon PLC	67	5,937
Apartment Investment & Management Co., REIT, Class A	168	6,219
Assurant, Inc.	79	6,242
AvalonBay Communities, Inc., REIT	37	6,468
Bank of America Corp.	379	5,905
Bank of New York Mellon Corp.	154	6,029
BB&T Corp.	167	5,945
Berkshire Hathaway, Inc., Class B(a)	46	5,998
BlackRock, Inc.	20	5,949
Boston Properties, Inc., REIT	53	6,275
Capital One Financial Corp.	80	5,802
CBRE Group, Inc., Class A(a)	185	5,920
Charles Schwab Corp.	199	5,683
Chubb Corp.	50	6,132

See Notes to Financial Statements.

6	www.Index.World

Index Funds S&P 500 Equal Weight	Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
Financials (continued)
Cincinnati Financial Corp.	114	$6,133
Citigroup, Inc.	119	5,904
CME Group, Inc.	64	5,935
Comerica, Inc.	145	5,960
Crown Castle International Corp., REIT	77	6,073
Discover Financial Services	116	6,031
E*Trade Financial Corp.(a)	224	5,898
Equinix, Inc., REIT	21	5,741
Equity Residential, REIT	86	6,460
Essex Property Trust, Inc., REIT	28	6,256
Fifth Third Bancorp	307	5,805
Franklin Resources, Inc.	154	5,738
General Growth Properties, Inc., REIT	244	6,337
Genworth Financial, Inc., Class A(a)	1,192	5,507
Goldman Sachs Group, Inc.	33	5,734
Hartford Financial Services Group, Inc.	132	6,043
HCP, Inc., REIT	168	6,258
Host Hotels & Resorts, Inc., REIT	343	5,423
Hudson City Bancorp, Inc.	632	6,427
Huntington Bancshares, Inc.	562	5,957
Intercontinental Exchange, Inc.	26	6,110
Invesco, Ltd.	185	5,778
Iron Mountain, Inc., REIT	214	6,638
JPMorgan Chase & Co.	97	5,914
KeyCorp	450	5,855
Kimco Realty Corp., REIT	264	6,450
Legg Mason, Inc.	143	5,950
Leucadia National Corp.	292	5,916
Lincoln National Corp.	122	5,790
Loews Corp.	167	6,035
M&T Bank Corp.	50	6,098
Macerich Co., REIT	82	6,299
Marsh & McLennan Cos., Inc.	112	5,849
MetLife, Inc.	125	5,894
Morgan Stanley	179	5,639
NASDAQ OMX Group, Inc.	117	6,240
Navient Corp.	488	5,485
Northern Trust Corp.	87	5,930
People's United Financial, Inc.	392	6,166
Plum Creek Timber Co., Inc., REIT	162	6,401
PNC Financial Services Group, Inc.	67	5,976
Principal Financial Group, Inc.	126	5,965
Progressive Corp.	201	6,159
Prologis, Inc., REIT	163	6,341
Prudential Financial, Inc.	77	5,868
Public Storage, REIT	30	6,349
Realty Income Corp., REIT	135	6,398
Regions Financial Corp.	639	5,757
Simon Property Group, Inc., REIT	34	6,246
SL Green Realty Corp., REIT	58	6,273
State Street Corp.	85	5,713
SunTrust Banks, Inc.	154	5,889
T Rowe Price Group, Inc.	86	5,977

	Shares	Value
Financials (continued)
Torchmark Corp.	105	$5,922
Travelers Cos., Inc.	61	6,071
Unum Group	185	5,935
US Bancorp	148	6,069
Ventas, Inc., REIT	115	6,447
Visa, Inc., Class A	86	5,991
Vornado Realty Trust, REIT	68	6,149
Wells Fargo & Co.	115	5,905
Welltower, Inc., REIT	97	6,569
Weyerhaeuser Co., REIT	222	6,069
XL Group PLC	164	5,956
Zions Bancorporation	214	5,894
		530,897

Industrials: 12.84%
3M Co.	43	6,096
Agilent Technologies, Inc.	169	5,802
Allegion PLC	100	5,766
AMETEK, Inc.	114	5,965
Amphenol Corp., Class A	118	6,013
Ball Corp.	91	5,660
Boeing Co.	45	5,893
Caterpillar, Inc.	84	5,490
CH Robinson Worldwide, Inc.	88	5,965
Corning, Inc.	344	5,889
CSX Corp.	213	5,730
Cummins, Inc.	50	5,429
Deere & Co.	77	5,698
Dover Corp.	100	5,718
Eaton Corp. PLC	109	5,592
Emerson Electric Co.	132	5,830
Expeditors International of Washington, Inc.	124	5,834
FedEx Corp.	40	5,759
FLIR Systems, Inc.	214	5,990
Flowserve Corp.	142	5,842
Fluor Corp.	134	5,675
Garmin, Ltd.	169	6,064
General Dynamics Corp.	43	5,932
General Electric Co.	244	6,154
Harris Corp.	82	5,998
Honeywell International, Inc.	61	5,776
Illinois Tool Works, Inc.	73	6,009
Ingersoll-Rand PLC	110	5,585
Jacobs Engineering Group, Inc.(a)	151	5,652
JB Hunt Transport Services, Inc.	79	5,641
Joy Global, Inc.	344	5,136
Kansas City Southern	66	5,998
L-3 Communications Holdings, Inc.	58	6,062
Lockheed Martin Corp.	29	6,012
Martin Marietta Materials, Inc.	35	5,318
Masco Corp.	224	5,640
Norfolk Southern Corp.	77	5,883

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2015	7

Index Funds S&P 500 Equal Weight	Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
Industrials (continued)
Northrop Grumman Corp.	36	$5,974
Owens-Illinois, Inc.(a)	303	6,278
Parker-Hannifin Corp.	57	5,546
Pentair PLC	112	5,716
PerkinElmer, Inc.	127	5,837
Precision Castparts Corp.	26	5,972
Raytheon Co.	57	6,228
Republic Services, Inc.	150	6,180
Rockwell Automation, Inc.	57	5,784
Rockwell Collins, Inc.	72	5,892
Roper Technologies, Inc.	38	5,955
Ryder System, Inc.	74	5,479
Sealed Air Corp.	119	5,579
Snap-on, Inc.	38	5,736
Stanley Black & Decker, Inc.	61	5,916
Stericycle, Inc.(a)	43	5,990
TE Connectivity, Ltd.	100	5,989
Textron, Inc.	150	5,646
Thermo Fisher Scientific, Inc.	49	5,992
Tyco International PLC	169	5,655
Union Pacific Corp.	71	6,277
United Parcel Service, Inc., Class B	63	6,217
United Technologies Corp.	66	5,873
Vulcan Materials Co.	61	5,441
Waste Management, Inc.	122	6,077
Waters Corp.(a)	49	5,792
WestRock Co.	103	5,298
Xylem, Inc.	187	6,143
		378,958

Technology: 9.67%
Accenture PLC, Class A	62	6,092
Activision Blizzard, Inc.	208	6,425
Adobe Systems, Inc.(a)	77	6,331
Akamai Technologies, Inc.(a)	81	5,594
Altera Corp.	120	6,010
Analog Devices, Inc.	108	6,092
Apple, Inc.	53	5,846
Applied Materials, Inc.	392	5,758
Autodesk, Inc.(a)	131	5,782
Avago Technologies, Ltd.	46	5,750
Broadcom Corp., Class A	114	5,863
CA, Inc.	219	5,979
Cerner Corp.(a)	97	5,816
Citrix Systems, Inc.(a)	86	5,958
Cognizant Technology Solutions Corp., Class A(a)	97	6,073
Computer Sciences Corp.	98	6,015
Dun & Bradstreet Corp.	58	6,090
Electronic Arts, Inc.(a)	88	5,962
EMC Corp.	247	5,968
Fidelity National Information Services, Inc.	87	5,836

	Shares	Value
Technology (continued)
Fiserv, Inc.(a)	71	$6,149
Hewlett-Packard Co.	224	5,737
Intel Corp.	206	6,209
International Business Machines Corp.	41	5,944
Intuit, Inc.	68	6,035
KLA-Tencor Corp.	119	5,950
Lam Research Corp.	85	5,553
Linear Technology Corp.	150	6,053
Microchip Technology, Inc.	138	5,946
Micron Technology, Inc.(a)	362	5,423
Microsoft Corp.	140	6,196
NetApp, Inc.	192	5,683
NVIDIA Corp.	268	6,606
Oracle Corp.	160	5,779
Paychex, Inc.	133	6,335
Pitney Bowes, Inc.	297	5,895
Qorvo, Inc.(a)	114	5,136
QUALCOMM, Inc.	111	5,964
Red Hat, Inc.(a)	86	6,182
salesforce.com, Inc.(a)	87	6,040
SanDisk Corp.	111	6,031
Seagate Technology PLC	124	5,555
Skyworks Solutions, Inc.	69	5,810
Teradata Corp.(a)	205	5,937
Texas Instruments, Inc.	128	6,339
Western Digital Corp.	75	5,958
Xerox Corp.	583	5,673
Xilinx, Inc.	145	6,148
		285,506

Utilities: 6.24%
AES Corp.	546	5,345
AGL Resources, Inc.	100	6,104
Ameren Corp.	157	6,636
American Electric Power Co., Inc.	113	6,425
CenterPoint Energy, Inc.	344	6,206
CMS Energy Corp.	186	6,570
Consolidated Edison, Inc.	97	6,484
Dominion Resources, Inc.	90	6,334
DTE Energy Co.	80	6,430
Duke Energy Corp.	89	6,403
Edison International	105	6,622
Entergy Corp.	97	6,315
Eversource Energy	132	6,682
Exelon Corp.	205	6,089
FirstEnergy Corp.	199	6,231
NextEra Energy, Inc.	63	6,146
NiSource, Inc.	366	6,789
NRG Energy, Inc.	329	4,886
Pepco Holdings, Inc.	264	6,394
PG&E Corp.	125	6,600
Pinnacle West Capital Corp.	102	6,542
PPL Corp.	205	6,742

See Notes to Financial Statements.

8	www.Index.World

Index Funds S&P 500 Equal Weight	Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
Utilities (continued)
Public Service Enterprise Group, Inc.	155	$6,535
SCANA Corp.	118	6,639
Sempra Energy	67	6,480
Southern Co.	142	6,347
TECO Energy, Inc.	228	5,987
WEC Energy Group, Inc.	127	6,632
Xcel Energy, Inc.	183	6,480
		184,075
Total Common Stocks (Cost $3,297,610)		2,950,963

SHORT TERM INVESTMENTS: 0.22%
Fidelity® Institutional Money Market Government Portfolio, Class I (0.10% 7-day yield)	6,505	6,505

Total Short Term Investments (Cost $6,505)		6,505

Total Investments: 100.20% (Cost $3,304,115)		2,957,468

Liabilities In Excess Of Other Assets: (0.20)%		(5,825)

Net Assets: 100.00%		$2,951,643

(a)	Non-income producing security.

Investment Abbreviations:
Ltd. -   Limited.
NV -    Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC -  Public limited company.
REIT - Real Estate Investment Trust.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2015	9

Index Funds S&P 500 Equal Weight	Statement of Assets and Liabilities

September 30, 2015 (Unaudited)

Index Funds S&P 500 Equal Weight
ASSETS:
Investments, at value	$2,957,468
Cash	72
Receivable for investments sold	139,568
Interest and dividends receivable	3,676
Other assets	61,934
Total Assets	3,162,718
LIABILITIES:
Payable for investments purchased	148,56
Payable to fund accounting and administration	23,19
Payable for trustee fees and expenses	10
Payable for transfer agency fees	10,71
Payable for chief compliance officer fee	1,688
Payable for professional fees	20,29
Accrued expenses and other liabilities	6,607
Total Liabilities	211,07
NET ASSETS	$2,951,643
NET ASSETS CONSIST OF:
Paid-in capital	$3,246,608
Accumulated net investment income	16,81
Accumulated net realized gain on investments	34,86
Net unrealized depreciation on investments	(346,647)
NET ASSETS	$2,951,643
INVESTMENTS, AT COST	$3,304,115
PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$22.92
Net Assets	$2,951,643
Shares of beneficial interest outstanding	128,78

See Notes to Financial Statements.

10	www.Index.World

Index Funds S&P 500 Equal Weight	Statement of Operations

For the Period Ended September 30, 2015 (Unaudited)

Index Funds S&P 500 Equal Weight
INVESTMENT INCOME:
Dividends	$19,683
Foreign taxes withheld	(5)
Total Investment Income	19,678

EXPENSES:
Investment advisory fee (Note 3)	2,384
Administration fee	67,070
Custodian fee	2,278
Professional fees	20,510
Transfer agent fee	23,251
Trustee fees and expenses	10
Registration/filing fees	13,504
Reports to shareholder and printing fees	2,961
Chief compliance officer fee	8,354
Other	7,225
Total expenses before waiver	147,547
Less fees waived/reimbursed by investment adviser (Note 3)	(144,686)
Total Net Expenses	2,861
NET INVESTMENT GAIN:	16,817
Net realized gain on investments	34,865
Net change in unrealized depreciation on investments	(346,647)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS NET	(311,782)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(294,965)

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2015	11

Index Funds S&P 500 Equal Weight	Statement of Changes in Net Assets

For the Period May 1, 2015 (Commencement of Operations) to September 30, 2015
OPERATIONS:
Net investment income	$16,817
Net realized gain on investments	34,865
Net change in unrealized depreciation on investments	(346,647)
Net decrease in net assets resulting from operations	(294,965)

SHARE TRANSACTIONS:
Proceeds from sale of shares	3,632,455
Cost of shares redeemed	(385,847)
Net increase from share transactions	3,246,608
Net increase in net assets	$2,951,643
NET ASSETS:
Beginning of period	0
End of period (including accumulated net investment income of $16,817)	$2,951,643

Other Information:
SHARE TRANSACTIONS:
Sold	144,708
Redeemed	(15,922)
Net increase in shares outstanding	128,786
 See Notes to Financial Statements.

12	www.Index.World

Index Funds S&P 500 Equal Weight	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Period May 1, 2015 (Commencement of Operations) to September 30, 2015
Net asset value, beginning of period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18
Net realized and unrealized loss	(2.26)
Total from investment operations	(2.08)

Net decrease in net asset value	(2.08)
Net asset value, end of period	$22.92

TOTAL RETURN	(8.32	)%(b)

SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,952

RATIOS TO AVERAGE NET ASSETS:
Ratio of expenses to average net assets excluding fee waivers and reimbursements	15.47	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.30	%(c)
Ratio of net investment income to average net assets	1.76	%(c)

PORTFOLIO TURNOVER RATE	64	%(b)

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2015	13

Index Funds S&P 500 Equal Weight	Notes to Financial Statements

September 30, 2015 (Unaudited)
1. ORGANIZATION

The Index Funds S&P 500 Equal Weight (the "Fund") is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the "Trust"). The Trust was previously known as "Giant 5 Funds", and changed its name to "Index Funds" in February 2014. The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").
The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the Standard & Poor's 500 Equal Weight Index (the "Index"). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.
2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Fund is considered an investment company for financial reporting purposes under GAAP.
Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.
Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.
Investment Income — Interest income is accrued and recorded on a daily basis including amortization of premiums, accretions of discounts and income earned from money market funds. Interest is not accrued on securities that are in default. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.
Investment Valuation — The Fund's portfolio securities are valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal  security exchange on which the issue is traded. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities sold short which are listed on a national securities exchange or the Nasdaq Stock Market but which were not traded on the valuation date are valued at the mean between the bid and the ask. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale price, the mean between the bid and the ask. Options purchased or written by the Fund are valued at the mean of the highest bid and lowest ask price of all the exchanges on which the option trades. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with  procedures approved by the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of September 30, 2015 there were no securities that were internally fair valued. Variable rate demand notes are recorded at par value which approximates market value. For financial reporting purposes, investment transactions are recorded on the trade date.
Securities Transactions and Related Investment Income — Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the identified cost basis. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis.
Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

14	www.Index.World

Index Funds S&P 500 Equal Weight	Notes to Financial Statements

September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Fund's investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2—
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—
Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the  type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's investments as of September 30, 2015:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Index Funds S&P 500 Equal Weight
Common Stocks	$2,950,963	$–	$–	$2,950,963
Short Term Investments	6,505	–	–	6,505
TOTAL	$2,957,468	$–	$–	$2,957,468

*	See Schedule of Investments for industry classification.

It is the Fund's policy to recognize transfers between levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2015.

For the period ended September 30, 2015, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

Income Taxes — As of and during the period ended September 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Fund intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax- exempt income, if any, for its tax year ending September 30. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Fund for Federal income or excise taxes.

3. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

The Index Group, Inc., is the Investment Adviser for the Fund (the "Adviser"). The Adviser currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004, and is registered as an investment adviser with the Securities and Exchange Commission.

Semi-Annual Report | September 30, 2015	15

Index Funds S&P 500 Equal Weight	Notes to Financial Statements

September 30, 2015 (Unaudited)

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.30% of the Fund's average daily net assets for No Load class Shares. This agreement is in effect through July 31, 2016. This agreement may not be terminated or modified prior to this date except with the approval of the Fund's Board of Trustees.

Fund Accounting Fees and Expenses
 ALPS Fund Services, Inc. ("ALPS" or the "Administrator") provides administrative, fund accounting and other services to the Fund under the Administration, Bookkeeping and Pricing Services Agreement (the "Administration Agreement") with the Trust. Under the Agreement, ALPS is paid fees, accrued on a daily basis and paid on a monthly basis following the end of the month.

The Administrator is also reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent and Shareholder Services Agreement
 ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund (the "Transfer Agent") under a Transfer Agency and Services Agreement with the Trust.

Compliance Services
 ALPS provides Chief Compliance Officer services to the Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Chief Compliance Officer Services Agreement.

Distributor
 The Fund has entered into a Distribution Agreement with ALPS Distributors, Inc. ("the Distributor") to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the period ended September 30, 2015.

Funds	Cost of Investments Purchased	Proceeds from Investments Sold
Index Funds S&P 500 Equal Weight	$4,841,843	$1,578,669

5. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

As of September 30, 2015, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Depreciation	Cost of Investments for Income Tax Purposes
Index Funds S&P 500 Equal Weight	$13,499	$(379,483)	$(365,984)	$3,323,452

The difference between book basis and tax basis is primarily attributable to wash sales.

16	www.Index.World

Index Funds S&P 500 Equal Weight	Notes to Financial Statements

September 30, 2015 (Unaudited)

6. COMMITMENTS AND CONTINGENCIES

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

7. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2015-07, "Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent)." This is an update to Accounting Standards Codification Topic 820, Fair Value Measurement. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient.

ASU 2015-17 is effective for annual reporting periods beginning on or after December 15, 2015, and interim periods within those annual periods, with retrospective application for all periods presented. Early adoption is permitted.

Management of the fund is currently evaluating the impact ASU 2015-07 will have on the Fund's financial statements and disclosures.

Semi-Annual Report | September 30, 2015	17

Index Funds S&P 500 Equal Weight	Additional Information

September 30, 2015 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, (1) without charge, upon request, by calling (1-888-544-2685) and (2) on the SEC's website at http://ww.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the Funds at 1-888-544-2685. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330, (1-800-732-0330).

18	www.Index.World

Index Funds S&P 500 Equal Weight	Approval of Advisory Agreement

September 30, 2015 (Unaudited)

At their regular meeting on June 16, 2014 (the "Meeting"), in considering whether to approve the Investment Advisory Agreement with respect to the Fund, the Independent Trustees considered the following factors, with no single factor being all-important or determinative:

Investment Advisory Fee Rate. The Independent Trustees considered the information they received comparing the Fund's contractual annual advisory fee and overall expenses against the average and median in the applicable Morningstar category. Mr. Willis stated that he expected the expected management fees for the Fund, to be competitive with similarly managed funds. He stated that he expected the Fund's expenses would be capped via a contractual expense waiver/reimbursement agreement with the adviser. Mr. Willis then reviewed the remaining components of the Funds' expenses.

Nature, Extent and Quality of the Services under the Investment Advisory Agreement. The Independent Trustees reviewed and considered the Adviser's investment advisory personnel (including the qualifications, background and responsibilities of the manager primarily responsible for the day-to-day portfolio management of the Fund), its history as an asset manager and its performance as manager of the Fund.

Performance. The Independent Trustees noted that it was not possible to consider performance for the new Fund since it did not have a track record and the Adviser did not have another product that employs the same strategies for comparison purposes.

Adviser's Profitability. The Independent Trustees considered the expected overall fees, expenses and reimbursements payable to the Adviser in connection with the Fund, and the historical revenues of the Adviser.

Economies of Scale. The Independent Trustees considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

Incidental Benefits to the Adviser. The Independent Trustees reviewed and considered any other incidental benefits derived or to be derived by the Adviser from its relationship with the Fund, including, for example reputational benefits.

After review of the materials provided and further discussion, the Independent Trustees concluded that:

●
the investment advisory fees to be received by the Adviser with respect to the Fund and the Fund's total expense ratios were within an acceptable range when considered against the services provided by the Adviser and in light of the fact that the Fund is new and taking into account its expected initial size within the peer universe;

●
the nature, extent and quality of services to be rendered by the Adviser under the Investment Advisory Agreement were adequate, bearing in mind the lack of performance history for the new Fund and the limited availability of comparable information; and

●	there were no material economies of scale or other incidental benefits accruing to the Adviser in connection with its relationship with the Fund.

At the Meeting, the Independent Trustees requested supplemental information and Adviser provided materials in response. The Board determined that, given the totality of the information provided with respect to the Investment Advisory Agreement, the Board had received sufficient information. Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that the approval of the Investment Advisory Agreement is consistent with the best interests of the Fund and its shareholders.

Semi-Annual Report | September 30, 2015	19

Must be accompanied or preceded by a Prospectus.
Index Funds is distributed by ALPS Distributors, Inc.
Index Funds and ALPS Distributors, Inc. are not affiliated.

INDEX

FUNDS

Item 2. Code of Ethics.

Not applicable to this report.

Item 3. Audit Committee Financial Expert.

Not applicable to this report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10. Submission of Matters to Vote of Security Holders.

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(b)	The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Funds

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)

Date:	December 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)

Date:	December 8, 2015

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Financial Officer)

Date:	December 8, 2015